Listing Expenses (Details) - Schedule of listing expenses - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of listing expenses [Abstract]
IFRS 2 listing expenses (note 27)			$ 98,622,019
Other listing expenses	[1]		3,151,858
Listing expenses			$ 101,773,877

[1]	Other listing expenses represents promissory note of USD 1.5 million, fees paid to legal advisors, consultants, and other necessary expenses incurred in relation to the Group’s listing on the NASDAQ.